CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Consolidated net income	$ 2,746	$ 3,921	$ 3,847	$ 6,667	$ 9,651
Other comprehensive income
Actuarial gains and losses	16		22	16	20
Change in fair value of investments in equity instruments	52	12	103	64	143
Tax effect	(20)	1	(11)	(19)	(19)
Currency translation adjustment generated by the parent company	5,808	2,882	(683)	8,690	(2,189)
Items not potentially reclassifiable to profit and loss	5,856	2,895	(569)	8,751	(2,045)
Currency translation adjustment	(4,692)	(2,017)	523	(6,709)	1,622
Cash flow hedge	165	(833)	593	(668)	1,400
Variation of foreign currency basis spread	4	15		19	(15)
Share of other comprehensive income of equity affiliates, net amount	(174)	(100)	(38)	(274)	(114)
Other		7	(2)	7
Tax effect	(49)	205	(153)	156	(372)
Items potentially reclassifiable to profit and loss	(4,746)	(2,723)	923	(7,469)	2,521
Total other comprehensive income (net amount)	1,110	172	354	1,282	476
COMPREHENSIVE INCOME	3,856	4,093	4,201	7,949	10,127
TotalEnergies share	3,752	4,007	4,134	7,759	10,004
Non-controlling interests	$ 104	$ 86	$ 67	$ 190	$ 123